AST BOND PORTFOLIO 2024
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 94.0%
Asset-Backed Security — 8.7%
Collateralized Loan Obligation
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.531%(c)	04/15/30	244	$243,873
(cost $244,324)
Commercial Mortgage-Backed Securities — 12.7%
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	33	33,410
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	100	99,460
Series 2016-C02, Class A1
1.499%	08/10/49	26	25,591
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	100	100,164
Series 2017-GS07, Class A1
1.950%	08/10/50	16	16,132
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	81	81,178

Total Commercial Mortgage-Backed Securities (cost $357,053)			355,935
Corporate Bonds — 24.6%
Auto Manufacturers — 2.7%
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	75	75,633
Banks — 5.2%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	65	66,210
Citigroup, Inc.,
Sub. Notes
3.875%	03/26/25	45	45,576
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	35	34,949
			146,735
Biotechnology — 2.2%
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	60	61,163
Chemicals — 2.5%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	65	68,564
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 2.8%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	75	$77,274
Healthcare-Services — 2.8%
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	75	77,548
Insurance — 1.7%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	46	48,781
Media — 1.6%
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	44	44,088
Oil & Gas — 1.7%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27	45	46,495
Real Estate Investment Trusts (REITs) — 1.4%
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	39,728

Total Corporate Bonds (cost $676,793)			686,009
Sovereign Bond — 7.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	200	204,927
(cost $199,291)
U.S. Treasury Obligations — 40.7%
U.S. Treasury Bonds
2.250%	05/15/41(k)	25	23,590
U.S. Treasury Notes
1.000%	12/15/24(k)	380	365,156
1.375%	11/15/31(k)	100	91,766
1.500%	02/15/25	675	656,226

Total U.S. Treasury Obligations (cost $1,165,316)			1,136,738

Total Long-Term Investments (cost $2,642,777)			2,627,482

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AST BOND PORTFOLIO 2024 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Short-Term Investment — 2.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $57,474)(wb)	57,474	$57,474

TOTAL INVESTMENTS—96.0% (cost $2,700,251)		2,684,956

Other assets in excess of liabilities(z) — 4.0%		110,808

Net Assets — 100.0%		$2,795,764

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wb)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2022	$423,844	$(5,206)
2	5 Year U.S. Treasury Notes	Jun. 2022	229,375	(6,112)
				(11,318)
Short Positions:
1	10 Year U.S. Treasury Notes	Jun. 2022	122,875	3,530
1	10 Year U.S. Ultra Treasury Notes	Jun. 2022	135,469	4,624
				8,154
				$(3,164)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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